Initial Public Offering (Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2015
IPO [Member]
Net proceeds received as part of the transaction	$ 157,500,000
Underwriting discounts	10,300,000
Structuring fees	900,000
Offering expenses	3,800,000
Distribution to Green Plains Inc.	155,300,000
Proceeds from issuance of Green Plains Partners common units, retained for general partnership purposes	1,300,000
Revolving Credit Facility [Member]
Debt instrument, term		5 years
Revolving Credit Facility [Member] | IPO [Member]
Origination fees	$ 900,000
Debt instrument, term	5 years
Line of credit, maximum borrowing capacity	$ 100,000,000
Limited Partners [Member] | IPO [Member]
Ownership interest, public, percentage	35.50%
General Partner [Member]
Ownership interest, percentage		2.00%
Common Units [Member] | IPO [Member]
Number of units issued as part of the transaction	11,500,000
Offering price per unit sold to the public	$ 15.00
Partnership [Member] | IPO [Member] | Green Plains Operating Company LLC ("OpCo") [Member]
Limited liability company, ownership interest	97.75%
Partnership [Member] | IPO [Member] | Green Plains Ethanol Storage LLC [Member]
Limited liability company, ownership interest	10.32%
Partnership [Member] | IPO [Member] | Green Plains Trucking II LLC [Member]
Limited liability company, ownership interest	100.00%
Partnership [Member] | General Partner [Member] | IPO [Member] | Green Plains Operating Company LLC ("OpCo") [Member]
Limited liability company, ownership interest	2.25%
Partnership [Member] | Common Units [Member] | IPO [Member] | Green Plains Operating Company LLC ("OpCo") [Member]
Units issued	3,629,982
Partnership [Member] | Common Units [Member] | IPO [Member] | Green Plains Ethanol Storage LLC [Member]
Units issued	649,705
Partnership [Member] | Common Units [Member] | IPO [Member] | Green Plains Trucking II LLC [Member]
Units issued	109,955
Partnership [Member] | Subordinated Units [Member] | IPO [Member] | Green Plains Operating Company LLC ("OpCo") [Member]
Units issued	13,139,822
Partnership [Member] | Subordinated Units [Member] | IPO [Member] | Green Plains Ethanol Storage LLC [Member]
Units issued	2,351,806
Partnership [Member] | Subordinated Units [Member] | IPO [Member] | Green Plains Trucking II LLC [Member]
Units issued	398,014
Green Plains Inc. [Member] | Limited Partners [Member] | IPO [Member]
Ownership interest, percentage	62.50%
Green Plains Inc. [Member] | General Partner [Member] | IPO [Member]
Ownership interest, percentage	2.00%
Green Plains Inc. [Member] | Common Units [Member] | Limited Partners [Member] | IPO [Member]
Units issued	4,389,642
Green Plains Inc. [Member] | Subordinated Units [Member] | Limited Partners [Member] | IPO [Member]
Units issued	15,889,642
Omnibus Agreement [Member] | IPO [Member]
Right of first offer to acquire assets, maximum term	5 years
Fee-based Storage and Throughput Agreement [Member] | IPO [Member] | Green Plains Trade [Member]
Service agreement, term	10 years
Fee-based Rail Transportation Services Agreement [Member] | IPO [Member] | Green Plains Trade [Member]
Service agreement, term	6 years
Fee-based Trucking Transportation Agreement [Member] | IPO [Member] | Green Plains Trade [Member]
Service agreement, term	1 year
Birmingham Terminal Services Agreement [Member] | IPO [Member] | Green Plains Trade [Member]
Service agreement, term	2 years 6 months